Other financial liabilities - Summary of detailed information about other financial liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Non-current
Cash Settled ADS RSUs (Refer to Note 30)	₨ 7		₨ 146
Contingent consideration (Refer to Note 7)	2,158
Advance from customers	123
Deposits and others	3		5
Other non-current financial liabilities	2,291	$ 31	151
Current
Cash Settled ADS RSUs (Refer to Note 30)	24		350
Contingent consideration (Refer to Note 7)	135		0
Advance from customers	496
Deposits and others	815		549
Current financial liabilities	1,470	$ 20	899
Other financial liabilities	₨ 3,761		₨ 1,050